Financial Risk Management - Net Borrowing-to-Equity Ratio (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Total borrowings	₩ 20,441,613	₩ 20,209,270
Less: Cash and cash equivalents	3,514,872	2,643,865
Net borrowings	16,926,741	17,565,405
Total equity	₩ 47,763,298	₩ 46,672,614	₩ 47,326,725	₩ 45,765,269
Net borrowings-to-equity ratio	35.42%	37.57%